CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reversal of other non-cash movements:
Exchange rate adjustments	$ (200)	$ (900)	$ 0
Share-based payments	1,700	1,900	2,000
Other adjustments	(400)	(100)	0
Total	1,100	900	2,000
Change in bunkers, receivables and payables:
Change in bunkers	12,400	5,100	(6,200)
Change in receivables	12,500	(2,500)	(10,400)
Change in prepayments	1,300	(700)	1,500
Change in trade payables and other liabilities	(20,300)	22,800	11,700
Other changes	18,900	(800)	(2,200)
Adjusted for fair value changes of derivative financial instruments	(8,900)	(12,000)	(7,100)
Total	$ 15,909	$ 11,858	$ (12,668)